Document And Entity Information	Jan. 04, 2024
Document Information Line Items
Entity Registrant Name	AROWANA MEDIA HOLDINGS, INC.
Trading Symbol	MIKP
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001550222
Document Period End Date	Jan. 04, 2024
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55298
Entity Tax Identification Number	47-2131970
Entity Address, Address Line One	20860 N. Tatum Blvd, Suite 300
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85050
City Area Code	(310)
Local Phone Number	986-2734
Entity Information, Former Legal or Registered Name	Mike the Pike Productions, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Security Exchange Name	NONE